UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22299

RENN GLOBAL ENTREPRENEURS FUND, INC.
(Exact name of registrant as specified in charter)

8080 N. Central Expressway, Suite 210, Dallas, TX 75206
(Address of principal executive offices) (Zip Code)

Russell Cleveland
8080 N. Central Expressway, Suite 210 LB 59
Dallas, TX 75206
(Name and address of agent for service)

Registrant’s telephone number, including area code: (214) 891-8294

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

RENN Global Entrepreneurs Fund, Inc.
Portfolio of Investments
Third Quarter Report
September 30, 2012 (unaudited)

Item 1. SCHEDULE OF INVESTMENTS
Unaffiliated Investments

Shares or Principal Amount	Company	Cost	Value (7)
	CONVERTIBLE BONDS – 2.94% (5)
	Business Services, NEC – 1.73%
$ 569,000	Pipeline Data, Inc. 10% Maturity June 29, 2011 (6)	$569,000	$199,150

	Crude Petroleum & Natural Gas – 1.21%
1,000,000	PetroHunter Energy Corporation 8.5% Maturity
	November 5, 2012	1,000,000	140,000

	Semiconductors and Related Devices– 0.00%
966,666	Dynamic Green Energy Limited 7% Maturity June 10, 2011 (1) (7)(8)	966,666	0
	Total Unaffiliated Convertible Bonds	2,535,666	339,150

	COMMON EQUITIES – 44.63% (3)(5)
	Advertising – 1.36%
100,000	SearchMedia Holdings Ltd	780,994	157,000

	Biological Products No Diagnostic Substances – 0.17%
1,335,714	Hemobiotech	1,360,117	20,036

	Business Services, NEC – 6.14%
476,667	Global Axcess Corporation	630,833	119,167
51,300	Points International, Ltd.	280,440	589,437

	Crude Petroleum & Natural Gas – 0.10%
808,445	PetroHunter Energy Corporation	101,056	11,318

	Electronic Components & Accessories – 3.59%
200,000	COGO Group, Inc.	836,019	414,000

	Electrical Industrial Apparatus – 2.22%
26,250	Hollysys Automation Technologies Ltd	226,238	256,200

	Household Audio & Video Equipment – 0.02%
166,667	Aurasound, Inc.	1,000,000	1,833

RENN Global Entrepreneurs Fund, Inc.
Portfolio of Investments
Third Quarter Report
September 30, 2012 (unaudited)

SCHEDULE OF INVESTMENTS
Unaffiliated Investments (continued)

Shares or Principal Amount	Company	Cost	Value (7)
	COMMON EQUITIES (continued) (3)(5)
	Pharmaceutical Preparations – 3.54%
100,000	Flamel Technologies	$741,908	$409,000

	Specialty Outpatient Facilities, NEC – 12.90%
62,500	Acadia Healthcare Co. Inc.	255,000	1,489,375

	Surgical & Medical Instruments & Apparatus – 14.03%
450,000	Bovie Medical Corporation	871,352	1,620,000

	Wholesale – Electronic Parts & Equipment, NEC – 0.56%
428,647	SinoHub, Inc.	1,038,180	64,297
	Total Unaffiliated Common Equities	8,122,137	5,151,663

	TOTAL UNAFFILIATED INVESTMENTS	$10,657,803	$5,490,813

Aggregate Gross Unrealized Appreciation of all Unaffiliated Securities	$$	2,321,981
Aggregate Gross Unrealized Depreciation of all Unaffiliated Securities	$$	(7,488,971)
Net Unrealized Appreciation/Depreciation of all Unaffiliated Securities	$$	5,166,990

RENN Global Entrepreneurs Fund, Inc.
Portfolio of Investments
Third Quarter Report
September 30, 2012 (unaudited)

SCHEDULE OF INVESTMENTS
Affiliated Investments

Shares or Principal Amount	Company	Cost	Value (7)
	OTHER SECURITIES – 20.85% (2)(3)(5)
	CONVERTIBLE PREFERRED EQUITIES
	Communications Service NEC – 12.50%
233,229	AnchorFree, Inc. Series A Convertible Preferred (1)	$419,812	$1,443,357

	Dairy Products – 0.02%
37.5	iSatori Technologies, Inc. Preferred D	75,000	1,890

	Semiconductor& Related Devices – 8.33%
625	Plures Technologies, Inc., Series A Preferred (4)	500,000	961,870
	Total Affiliated Other Securities	994,812	2,407,117

	COMMON EQUITIES – 22.60% (2)(3)(5)
	Dairy Products – 19.46%
1,113,790	iSatori Technologies, Inc.	9,056,721	2,246,333

	Semiconductor &Related Devices – 3.14%
120,772	Plures Technologies, Inc (4)	5,738,972	362,317
	Total Affiliated Common Equities	14,795,693	2,608,650

	MISCELLANEOUS SECURITIES – 0.67% (2)(3)(5)
	Communications Service NEC – 0.67%
15,023	AnchorFree, Inc., options to buy (1) (9)	68,411	77,558
	Total Affiliated Miscellaneous Securities	68,411	77.558

	TOTAL AFFILIATED INVESTMENTS	15,858,916	5,093,325
	TOTAL UNAFFILIATED INVESTMENTS	10,657,803	5,490,813
	TOTAL INVESTMENTS	$26,516,719	$10,584,138
	OTHER ASSETS AND LIABILITIES – 8.31%	0	958,793
	TOTAL NET ASSETS	$26,516,719	$11,542,931

RENN Global Entrepreneurs Fund, Inc.
Portfolio of Investments
Third Quarter Report
September 30, 2012 (unaudited)

INFORMATION REGARDING RESTRICTED SECURITIES OF AFFILIATES

INVESTMENTS IN CONTROLLED AFFILIATES (2) (3) (7)

	Date(s) Acquired	Cost 6/30/12	Cost 9/30/12	Value (7) 9/30/12	% of Net Assets
AnchorFree, Inc. (1)
Common Equity	4/15/11	$419,812	$419,812	$1,443,357	12.50%
AnchorFree, Inc. (1) (9)
Options to buy @ $0.3971	6/29/12	68,411	68,411	77,558	0.67
Plures Technologies, Inc. (4)
Preferred A Equity	5/23/11	500,000	500,000	961,870	8.33
Plures Technologies, Inc. (4)	9/23/94
Common Equity	- 5/17/11	5,738,972	5,738,972	362,317	3.14
iSatori Technologies, Inc.
Preferred D Equity	10/13/99	75,000	75,000	1,890	0.02
iSatori Technologies, Inc.	12/31/96
Common Equity	-12/31/10	9,056,721	9,056,721	2,246,333	19.46
Total Restricted Securities		$15,858,916	$15,858,916	$5,093,325	44.12%

(1)	Securities in a privately owned company.
(2)
Affiliated,” in general, refers to persons owning 5% or more of the issuer or the Fund or being owned 5% or more by the Fund or the issuer.  Directors and persons owning more than 25% are Affiliated persons listed in the Controlled table. “Controlled” refers to Affiliates who have the power to exercise a controlling influence over the management or policies of a company.  A person who owns, directly or indirectly through another controlled company, more than 25 % of the voting securities of a company shall be presumed to control such company.  A director is deemed to have control.

(3)	Non-Income-Producing.
(4)
Securities exempt from registration under Rule 144A of the Securities Act of 1933 may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2012 the aggregate value of the restricted common securities was $361,112 representing 3.13% of net assets.  The restricted common securities were purchased in numerous transactions between April 10, 2009 and March 31, 2011.  At September 30, 2012, the value of the restricted preferred securities was $961,870 representing 8.33% of net assets. The restricted securities have a discount of 10.4%.  The Fund owns 385 shares of Plures Technologies Inc. which are not restricted but these shares would have to be sold under Rule 144.  At September 30, 2012 the aggregate value of the unrestricted securities was $1,205 representing 0.01% of net assets.

(5)	Percentage is calculated as a percentage of net assets.
(6)	Security is in default.
(7)	See Fair Value Measurements.
(8)	The Dynamic Green Energy (“DGE”) note is in default. Due to the deteriorated situation at the company, we adjusted the value of the DGE note to zero.
(9)
These options represent the ability to purchase 15,023 common shares of AnchorFree Inc. at $0.3971.  These options were issued as compensation for Mr. Cleveland’s advisory services to the board of directors.  The options have a discount of 10.2% due to the vesting schedule.  At September 30, 2012, 14,797 of these options were vested.  Mr. Cleveland is in the process of exercising these options.  Upon receipt of the shares of common stock, Mr. Cleveland has agreed to deliver the shares to the Fund's custodian.

RENN Global Entrepreneurs Fund, Inc.
Portfolio of Investments
Third Quarter Report
September 30, 2012 (unaudited)

Fair Value Measurements (7)

Investments are carried in the statements of assets and liabilities at fair value, as determined in good faith by RENN Group, subject to the approval of the Fund’s Board of Directors.

The Fund generally invests in common securities, preferred securities, convertible and nonconvertible debt securities and warrants. These securities may be unregistered and thinly-to-moderately traded.  Generally, the Fund negotiates registration rights at the time of purchase and the portfolio companies are required to register the shares within a designated period, and the cost of registration is borne by the portfolio company.

On a weekly basis, RENN Group prepares a valuation to determine fair value of the investments of the Fund. The Board of Directors approves the valuation on a quarterly basis. Interim board involvement may occur if material issues arise before quarter end. The valuation principles are described below.

Unrestricted common stock of companies listed on an exchange, NASDAQ or in the over-the-counter market is valued at the closing price on the date of valuation.

Restricted common stock of companies listed on an exchange, NASDAQ or in the over-the-counter market is valued based on the quoted price for an otherwise identical unrestricted security of the same issuer that trades in a public market, adjusted to reflect the effect of any significant restrictions.

The unlisted preferred stock of companies with common stock listed on an exchange, NASDAQ or in the over-the-counter market is valued at the closing price of the common stock into which the preferred stock is convertible on the date of valuation.

Debt securities are valued at fair value.  Fair value is generally determined to be the greater of the face value of the debt or the market value of the underlying common stock into which the instrument may be converted.  However, the Fund considers, among other things, whether a debt issuer is in default or bankruptcy and the underlying collateral and may adjust the fair value accordingly.

The unlisted in-the-money options or warrants of companies with the underlying common stock listed on an exchange, NASDAQ or in the over-the-counter market are valued at fair value (the positive difference between the closing price of the underlying common stock and the strike price of the warrant or option).   An out-of-the money warrant or option has no value; thus the Fund assigns no value to it.

Investments in privately held entities are valued at fair value. If there is no independent and objective pricing authority (i.e., a public market) for such investments, fair value is based on the latest sale of equity securities to independent third parties. If a private entity does not have an independent value established over an extended period of time, then the Investment Adviser will determine fair value on the basis of appraisal procedures established in good faith and approved by the Board of Directors.

The Fund follows the provisions of Accounting Standards Codification ASC 820, Fair Value Measurements, under which the Fund has established a fair value hierarchy that prioritizes the sources (“inputs”) used to measure fair value into three broad levels: inputs based on quoted market prices in active markets (Level 1 inputs); observable inputs based on corroboration with available market data (Level 2 inputs); and unobservable inputs based on uncorroborated market data or a reporting entity’s own assumptions (Level 3 inputs).

RENN Global Entrepreneurs Fund, Inc.
Portfolio of Investments
Third Quarter Report
September 30, 2012 (unaudited)

The following table shows a summary of investments measured at fair value on a recurring basis classified under the appropriate level of fair value hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Convertible Bonds	$-	$140,000	$199,150	$339,150
Convertible Preferred Equities	-	1,445,247	961,870	2,407,117
Common stock	5,151,663	2,246,333	362,317	7,760,313
Miscellaneous Securities	-	77,558	-	77,558
Total Investments	$5,151,663	$3,909,138	$1,523,337	$10,584,138

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Level 3
Beginning balance – June 30, 2012	$1,650,004
Transferred from Level 2 to Level 3	0
Changes in unrealized gain or loss	(126,667)
Ending Balance - September 30, 2012	$1,523,337

The Fund has adopted a policy of recording any transfers of investment securities between the different levels in the fair value hierarchy as of the end of the year unless circumstances dictate otherwise.  The transfers into Level 3 and out of Level 3 identified above were due to changes in the observability of the inputs utilized by the Fund to estimate the fair value of certain securities.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30-13(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

.

ITEM 3.  EXHIBITS.

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
1 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
1 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

RENN Global Entrepreneurs Fund, Inc.
Portfolio of Investments
Third Quarter Report
September 30, 2012 (unaudited)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  RENN Global Entrepreneurs Fund, Inc.

By:	/s/ Russell Cleveland
Russell Cleveland
Chief Executive Officer and President
Date:	November 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Russell Cleveland
Russell Cleveland
Chief Executive Officer and President
Date:	November 16, 2012

By:	/s/ Barbe Butschek
Barbe Butschek
Chief Financial Officer
Date:	November 16, 2012